S000014393 [Member] Investment Risks - Domini Impact International Equity Fund	Jul. 31, 2025
Geographic Focus Risk [Member]
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Geographic Focus Risk. The Fund will be largely invested in companies based in Europe or the Asia-Pacific region. Market changes or other factors affecting these regions, including political instability, unpredictable economic conditions, exchange rates and social, regulatory or other events, as well as the spread of infectious illness or other public health issues, weather or climate events, natural disasters, armed conflict and market disruptions caused by tariffs, trade disputes, sanctions or other government actions, could have a significant impact on the Fund due to its regional focus.

Currency Risk [Member]
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Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. This fluctuation can affect both the value of the currencies in which the Fund’s investments are traded or an active investment position. The Fund will benefit when foreign currencies, including the yen, the pound sterling, and euro, strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions, speculation, and the spread of infectious illness or other public health issues. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Impact Investing Risk [Member]
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Impact Investing Risk. The Adviser’s evaluation of environmental and social factors in its investment selections, and the timing and amount of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. The Fund may forego some investment opportunities including investments in certain market sectors that are available to funds that do not consider environmental and social factors in their investment selections.

Portfolio Management Risk [Member]
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Portfolio Management Risk. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, or the timing or amount of an investment decision, is incorrect or does not produce the desired results. In addition, the Adviser’s or Subadviser’s investment process or approach may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

Quantitative Investment Approach Risk [Member]
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Quantitative Investment Approach Risk. The value of your investment may decrease if the Subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The Subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software, data or other errors, or if the model or data is incorrect or incomplete, could have an adverse impact on the value of Fund performance.

Information Risk [Member]
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Information Risk. There is a risk that information used by the Adviser to evaluate an investment, including environmental and social factors, may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such information and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

Market Risks [Member]
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Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, political instability, recessions, inflation, changes in interest or currency rates, the global and domestic effects of widespread or local health, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Equity Securities Risk [Member]
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Equity Securities Risk. The stock markets are volatile and the market prices of equity securities held by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. If the Fund holds equity securities in a company that becomes insolvent, the Fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the Fund may lose its entire investment.

Mid to Large Capitalization Companies Risk [Member]
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Mid‑ to Large-Capitalization Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid‑ and large-capitalization companies. Compared to large companies, mid‑size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser or Subadviser thinks appropriate, and offer greater potential for gain and loss.

Market Sector Risk [Member]
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Market Sector Risk. The Fund may hold a large percentage of securities in a particular market sector. To the extent the Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

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Financials Sector Risk. Issuers in the financials sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity and are generally subject to extensive government regulation.

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Health Care Sector Risk. Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, increases or decreases in the cost of medical products, services, and patient care, shortages of skilled personnel and increased personnel costs, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrials Sector Risk. Securities in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, litigation, liability for environmental damage and product liability claims, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates and worldwide competition. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

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Consumer Discretionary Sector Risk. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of domestic and international economies, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, such rights.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance and could cause shareowners to incur a higher level of taxable income or capital gains.

Valuation Risk [Member]
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Valuation Risk. Nearly all of the Fund’s securities are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The ability to value the Fund’s investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. The valuation of the Fund’s investments involves subjective judgment, which may prove to be incorrect.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cybersecurity Risk [Member]
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Cybersecurity Risk. Like other funds and business enterprises, the Fund, the Adviser and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information) or proprietary information, cause the Fund, the Adviser and/or their service providers (including, but not limited to, the Subadviser, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund and the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents. New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

Country Risk [Member]
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Country Risk. The Fund expects to diversify its investments among issuers with exposure to various countries throughout the world. To the extent that the Fund invests from time to time a significant percentage of its assets in issuers tied economically to a particular country or countries, including Japan, the U.K., and Germany, the Fund may be particularly affected by the economic, political, regulatory, security, and social conditions in that country, as well as by the spread of infectious illness or other public health issues.

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Investing in Japan. The Japanese economy is highly dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Strained foreign relations with neighboring countries (China, South Korea, North Korea and Russia) may not only negatively impact the Japanese economy but also the geographic region as well as globally. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financials sector, substantial government deficits, and natural and environmental disasters.

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Investing in the United Kingdom. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S., China, and other European countries. The U.K.’s economy will also be significantly affected by the U.K.’s exit from the European Union (commonly known as “Brexit“). The U.K. has officially left the European Union (EU). The U.K. and EU have reached an agreement on the terms of their future trading relationship, which principally relates to the trading of goods rather than services, including financial services. Notwithstanding this agreement, uncertainty remains in the market regarding the ramifications of the U.K.’s withdrawal from the EU. The impact on the U.K. and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements, and in potentially lower growth for companies in the U.K., Europe and globally, which could have an adverse effect on the value of the Fund’s investments.
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Investing in Germany. Germany has an industrial and export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy, and other European countries. Reduction in spending on German products and services, or changes in any of the economies may have an adverse impact on the German economy. In addition, heavy regulation of labor, energy and product markets in Germany may have an adverse impact on German issuers. Such regulations may negatively impact economic growth or cause prolonged periods of recession. Ongoing concerns in relation to the economic health of the EU continue to constrain the economic resilience of certain EU member states, including Germany.

Foreign Investing and Emerging Markets Risk [Member]
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Foreign Investing and Emerging Markets Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, investment and repatriation restrictions, confiscatory taxation, tariffs, trade disputes, armed conflict, sanctions or other government actions against nations, individuals or companies (or their countermeasures), terrorism, arbitrary application of laws and regulations or lack of rule of law, and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting and recordkeeping standards and practices; weather or climate events; natural disasters; and the degree of government oversight and supervision. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Less information may be publicly available regarding foreign issuers. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.